Capital Stock and Long-term Retention Plan - Reconciliation of shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	329,295.9	325,992.5
Forfeited	728.0	879.5
Acquired.	(3,357.3)
Acquired	(2,798.9)	(2,011.4)
Released (in shares)	8,328.0	6,194.3
Outstanding at end of period (in shares)	330,739.7	329,295.9
Series D Shares [Member]
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	81,873.7	81,022.4
Forfeited	217.8	263.1
Acquired.	(1,004.3)
Acquired	(837.3)	(601.7)
Released (in shares)	2,355.6	1,716.1
Outstanding at end of period (in shares)	82,169.9	81,873.7
Series L Shares [Member]
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	81,873.7	81,022.4
Forfeited	217.8	263.1
Acquired.	(1,004.3)
Acquired	(837.3)	(601.7)
Released (in shares)	2,355.6	1,716.1
Outstanding at end of period (in shares)	82,169.9	81,873.7
Series Shares [Member]
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	114,085.0	113,019.2
Forfeited	155.5	187.9
Acquired.	(717.4)
Acquired	(598.0)	(429.8)
Released (in shares)	2,136.1	1,683.5
Outstanding at end of period (in shares)	114,750.2	114,085.0
Series B Shares [Member]
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	51,463.5	50,928.5
Forfeited	136.9	165.4
Acquired.	(631.3)
Acquired	(526.3)	(378.2)
Released (in shares)	1,480.7	1,078.6
Outstanding at end of period (in shares)	51,649.7	51,463.5
Ordinary Participation Certificates [Member]
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	2,339.2	2,314.9
Forfeited	6.2	7.5
Acquired.	(28.7)
Acquired	(23.9)	(17.2)
Released (in shares)	67.3	49.0
Outstanding at end of period (in shares)	2,347.7	2,339.2